UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2018

	Shares	Value
Common Stocks - 94.92%

Aerospace & Defense - 1.74%
Arotech Corp.	76,690	260,746
CPI Aerostructures, Inc.	19,002	158,667
		419,413

Auto Components - 2.23%
Shiloh Industries, Inc.	31,428	345,708
Unique Fabricating, Inc. (a)	23,618	191,306
		537,014

Banks - 3.15%
Banc of California, Inc. (a)	7,205	136,175
First Internet Bancorp. (a)	4,731	144,059
Meridian Bank	6,928	119,162
MidSouth Bancorp Inc. (a)	23,360	359,744
		759,139

Biotechnology - 1.33%
Applied Genetic Technologies Corp.	18,437	134,590
Pdl Biopharma, Inc.	70,180	184,573
		319,164

Building Products - 2.14%
Armstrong Flooring, Inc. Common	28,473	515,361
		515,361

Capital Markets - 5.04%
COWEN, Inc.	24,029	391,673
MVC Capital, Inc. (a)	52,636	507,937
180 Degree Capital Corp.	144,604	313,906
		1,213,516

Chemicals - 1.66%
Landec Corp.	27,790	400,176
		400,176

Commercial Services & Supplies - 4.66%
Civeo Corp.	95,088	394,615
HC2 Holdings, Inc.	49,639	303,791
Perma-Fix Environmental Services, Inc.	101,084	424,553
		1,122,959

Communications Equipment - 2.32%
Aviat Networks, Inc. (a)	20,719	334,612
Communications Systems, Inc. (a)	25,075	70,210
PCTEL, Inc.	33,234	154,538
		559,360

Construction & Engineering - 3.82%
Northwest Pipe Co.	22,167	437,798
Orion Group Holdings Inc.	39,642	299,297
Sterling Construction Co., Inc.	12,790	183,153
		920,248

Distributors - 1.72%
VOXX International Corp. Class A (a)	79,485	413,322
		413,322

Diversified Financial Services - 2.22%
Pico Holdings, Inc. (a)	33,797	424,152
TIPTREE, Inc. (a)	16,927	110,872
		535,024

Diversified Telecommunications - 0.92%
Alaska Communications Systems Group, Inc. (a)	135,420	222,089
		222,089

Electrical Equipment - 1.16%
Powell Industries, Inc. (a)	7,728	280,217
		280,217

Electronic Equipment, Instruments & Components - 7.46%
Electro Scientific Industries, Inc. (a)	7,092	123,755
Iteris, Inc. (a)	21,626	116,348
Key Tronic Corporation	51,146	391,267
Mace Security International, Inc. (a)(d)(e)(f)	144,083	47,547
Maxwell Technologies, Inc.	60,968	212,778
Perceptron, Inc. (a)	14,409	140,488
Radisys Corp. (a)	176,489	287,677
Richardson Electronics Ltd.	54,472	477,719
		1,797,580

Energy Equipment & Services - 5.85%
CARBO Ceramics, Inc.	47,807	346,601
Dawson Geophysical Co. (a)	37,180	230,144
ERA Group, Inc.	5,738	70,864
Geospace Technologies Corp.	6,343	86,899
Gulf Island Fabrication Inc.	46,814	465,799
Mitcham Industries, Inc.	50,225	208,434
		1,408,741

Food Products - 1.27%
Coffee Holding Company, Inc. (a)	69,160	305,687
		305,687

Health Care Equipment & Supplies - 3.71%
Digirad Corp. (a)	208,023	312,035
Invacare Corp. (a)	19,212	279,535
RTI Biologics, Inc. Com (a)	67,239	302,576
		894,145

Health Care Providers & Services - 0.69%
InfuSystem Holdings Inc.	35,572	115,609
Catalyst Semiconductor, Inc.	3,859	49,588
		165,197

Household Durables - 2.05%
Emerson Radio Corp. (a)	111,713	163,101
Natuzzi SpA ADR (a)(c)	128,094	175,489
HG Holdings, Inc. (a)	162,956	87,996
CSS Industries, Inc.	4,734	67,365
		493,951

IT Services - 0.84%
Computer Task Group Inc.	38,895	203,032
		203,032

Insurance - 3.21%
Blue Capital Reinsurance Holdings (a)	32,556	332,071
Hallmark Financial Services, Inc.	15,535	170,885
United Insurance Holdings Corp. (a)	12,061	269,925
		772,881

Internet & Direct Marketing Retail - 1.44%
EVINE Live Inc.	301,644	346,891
		346,891

Internet Software & Services - 3.2%
Autoweb, Inc. (a)	32,600	96,496
Liquidity Services, Inc. (a)	19,746	125,387
Realnetworks, Inc. (a)	109,265	321,239
Synacor, Inc.	141,842	226,947
		770,069

Leisure Products - 2%
Clarus Corp.	36,501	403,336
Jakks Pacific, Inc. (a)	30,973	78,981
		482,317

Machinery - 5.16%
FreightCar America, Inc.	28,998	465,998
Graham Corporation (a)	6,052	170,485
LB Foster Co. - Class A	14,889	305,969
Perma Pipe Holdings Inc.	16,810	152,971
STARRETT L S Co.	24,463	146,778
		1,242,201

Marine - 0.62%
Eagle Bulk Shipping Inc.	26,517	149,026
		149,026

Media - 0.99%
Salem Communications Corp. (a)	70,164	238,558
		238,558

Metals & Mining- 3.61%
Ampco-Pittsburgh Corp.	17,831	105,203
Endeavour Silver Corp. (a)	94,106	217,385
Olympic Steel Inc. (a)	9,965	207,970
Universal Stainless & Alloy Products, Inc. (a)	13,300	339,283
		869,840

Multiline Retail - 0.65%
Fred's, Inc. (a)	76,299	155,650
		155,650

Oil, Gas & Consumable Fuels - 2.98%
Adams Resources & Energy, Inc. (a)	5,359	227,543
Vaalco Energy, Inc. (a)	179,815	490,895
		718,438

Professional Services - 1.31%
Acacia Research Corporation (a)	98,939	316,605
		316,605

Semiconductors & Semiconductor Equipment - 2.93%
Amtech Systems, Inc. (a)	73,073	390,210
Axcelis Technologies, Inc. (a)	3,047	59,874
AXT, Inc. (a)	35,907	256,735
		706,818

Software - 1.86%
Allot Communications Ltd. (a)	30,978	191,444
Telenav, Inc. (a)	50,739	256,232
		447,676

Specialty Retail - 1.15%
Christopher & Banks Corp.	105,496	80,188
TravelCenters of America LLC (a)	15,366	87,586
Tandy Leather Factory, Inc. (a)	14,718	108,177
		275,951

Technology Harware, Storage & Peripheral - 1.39%
INTEVAC, Inc.	64,295	334,334
		334,334

Textiles, Apparel & Luxury Goods - 3.46%
Lakeland Industries, Inc. (a)	52,783	702,014
Movado Group, Inc. (a)	3,155	132,195
		834,208

Thrifts & Mortgage Finance - 1.1%
Trustco Bank Corp. (a)	31,218	265,353
		265,353

Trading Companies & Distributors - 1.87%
Houston Wire & Cable Company	58,427	449,888
		449,888

TOTAL COMMON STOCKS (Cost $21,009,717)		22,862,039

Money Market Funds - 5.14%
First American Funds Government Obligation Class Y 0.89% (b)	10,651,854	1,237,636
		1,237,636

TOTAL MONEY MARKET FUNDS (Cost $1,237,636)		1,237,636

TOTAL INVESTMENTS (Cost $22,247,353) 100.06%		24,099,675

Liabilities In Excess of Other Assets - -0.06%		(14,775)

TOTAL NET ASSETS - 100.00%		24,084,901

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2018.
(c) ADR - American Depository Receipt
(d) A Portfolio Manager of the adviser serves on the Board of Directors of this company.
(e) A former Portfolio Manager of this Fund, that currently acts as a consultant to the adviser, serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2018

	Shares	Value
Common Stocks - 92.49%

Aerospace & Defense - 1.48%
BWX Technologies, Inc. (a)	30,840	1,928,734
		1,928,734

Building Products - 2.42%
Armstrong Flooring, Inc. Common (a)	76,948	1,392,759
Masco Corporation (a)	47,840	1,750,944
		3,143,703

Capital Markets - 0.96%
Greenhill & Co, Inc. (a)	47,310	1,246,619
		1,246,619

Chemicals - 5.03%
GCP Applied Technologies Inc.	52,178	1,385,326
Platform Specialty Products Corporation	249,120	3,106,526
Rayonier Advanced Materials, Inc. (a)	111,300	2,051,259
		6,543,111

Commercial Services & Supplies - 1.57%
ACCO Brands Corp. (a)	94,433	1,067,093
Kimball International, Inc. (a)	27,790	465,483
Matthews International Corp. (a)	10,134	508,220
		2,040,796

Communications Equipment - 2.79%
Avaya Holdings Corp. (a)	123,980	2,744,917
TESSCO Technologies Incorporated (a)	57,828	881,877
		3,626,794

Consumer Finance - 1.31%
Ally Financial, Inc. (a)	64,284	1,700,312
		1,700,312

Diversified Financial Services - 3.89%
Cannae Holdings, Inc. (a)	103,777	2,174,128
Voya Financial, Inc. (a)	58,224	2,891,986
		5,066,114

Electrical Equipment - 1.29%
nVent Electric Plc.	61,970	1,683,105
		1,683,105

Electrical Equipment, Instruments & Comp - 1.25%
Kimball Electronics, Inc.	57,060	1,121,229
PCM, Inc.	25,620	500,871
		1,622,100

Energy Equipment & Services-0.84%
KLX Energy Services Holdings, Inc.	34,136	1,092,693
		1,092,693

Equity Real Estate Investment Trusts - 7.9%
Cyrusone, Inc. (a)	12,450	789,330
DDR Corp. (a)	61,750	826,833
Independence Realty Trust, Inc. (a)	110,640	1,165,039
JBG SMITH Properties (a)	38,440	1,415,745
Park Hotels & Resorts Inc. Comm (a)	128,791	4,226,921
Sabra Healthcare REIT, Inc. (a)	80,460	1,860,235
		10,284,103

Food Products - 2.63%
Nomad Foods Ltd. (a)	113,212	2,293,675
TreeHouse Foods, Inc.	23,500	1,124,475
		3,418,150

Gas Utilities - 1.52%
ONE Gas, Inc. (a)	8,720	717,482
South Jersey Industries, Inc. (a)	35,720	1,259,844
		1,977,326

Health Care Equipment & Supplies - 2.75%
Utah Medical Products, Inc. (a)	10,394	979,115
Varex Imanging Corp. (a)	43,180	1,237,539
Varian Medical Systems, Inc. (a)	12,190	1,364,427
		3,581,080

Health Care Providers & Services - 4.09%
BioTelemetry, Inc. (a)	28,860	1,860,027
Corvel Corp. (a)	13,995	843,199
Henry Schein, Inc.	30,740	2,613,822
		5,317,048

Health Care Technology - 1.26%
Allscripts Healthcare Solutions, Inc. (a)	58,350	831,488
Simulations Plus, Inc. (a)	40,295	813,959
		1,645,447

Hotels, Restaurants & Leisure - 8.5%
Caesars Entertainment Corp	190,517	1,952,799
DineEquity, Inc. (a)	25,546	2,077,145
Eldorado Resorts, Inc.	39,339	1,911,875
J. Alexander's Holdings, Inc. C (a)	130,653	1,554,771
Wyndham Destinations, Inc. (a)	23,010	997,714
Wyndham Hotels & Resorts, Inc.	46,290	2,572,335
		11,066,640

Household Durables - 0.68%
Hamilton Beach Brands Holding Company (a)	40,557	889,821
		889,821

Household Products - 1.73%
Energizer Holdings Inc. (a)	38,455	2,255,386
		2,255,386

IT Services - 8.37%
Black Knight, Inc. (a)	19,360	1,005,752
Conduent Inc. (a)	176,080	3,965,322
Leidos Holdings, Inc. (a)	30,086	2,080,748
Perspecta, Inc (a)	106,820	2,747,410
Startek	52,567	347,994
Unisys Corporation	36,700	748,680
		10,895,905

Independent Power and Renewable - 2.43%
Vistra Energy Corp.	126,950	3,158,516
		3,158,516

Insurance - 1.28%
Brighthouse Financial, Inc.	37,730	1,669,175
		1,669,175

Internet & Catalog Retail - 5.88%
GCI Liberty, Inc. Class A	89,021	4,540,071
Qurate Retail, Inc.	139,963	3,108,578
		7,648,649

Internet Software & Services - 1.75%
Cars.com Inc.	52,397	1,446,681
Points International Ltd	40,437	567,735
Telaria, Inc.	69,121	261,969
		2,276,385

Machinery - 2.05%
Pentair plc (a)	17,130	742,586
SPX Corporation	57,748	1,923,586
		2,666,171

Media - 3.79%
Liberty Braves Series C (a)	52,949	1,442,860
Liberty SiriusXM Series C (a)	35,860	1,558,117
Marchex. Inc. (a)	269,780	749,988
TRONC Incorporated	72,597	1,185,509
		4,936,475

Metals & Mining- 0.56%
SunCoke Energy Inc.	62,973	731,746
		731,746

Oil, Gas & Consumable Fuels - 2.85%
Arch Coal, Inc. (a)	19,190	1,715,586
CONSOL Energy, Inc.	22,002	897,902
Consol Energy, Inc. (a)	36,120	516,877
Midstates Petroleum Company, Inc. (a)	65,303	581,850
		3,712,215

Personal Products - 0.77%
Edgewell Personal Care Company	21,810	1,008,276
		1,008,276

Professional Services-0.35%
Hill International, Inc.	110,256	452,050
		452,050

Semiconductors & Semiconductor Equipment - 1.54%
Versum Materials, Inc. (a)	55,803	2,009,466
		2,009,466

Specialty Retail - 3.36%
Barnes & Noble Education, Inc C	139,850	805,536
DSW, Inc. (a)	31,000	1,050,280
Guess, Inc. (a)	35,707	806,978
Kirkland's, Inc. (a)	62,260	628,203
New York & Company, Inc.	89,010	343,579
The Buckle, Inc. (a)	32,195	742,095
		4,376,671

Thrifts & Mortgage Finance - 2.95%
Columbia Financial, Inc.	57,451	959,432
Kearny Financial Corp. (a)	207,650	2,875,953
		3,835,384

Trading Companies & Distributors - 0.16%
Houston Wire & Cable Company	26,677	205,413
		205,413

Unknown-0.51%
ServiceMaster Global Holdings, Inc.	10,610	658,138
		658,138

TOTAL COMMON STOCKS (Cost $100,602,149)		120,369,716

Money Market Funds - 8.18%
First American Funds Government Obligation Class Y 0.89% (b)	10,651,854	10,651,854
		10,651,854

TOTAL MONEY MARKET FUNDS (Cost $10,651,854)		10,651,854

TOTAL INVESTMENTS (Cost $111,254,003) 100.68%		131,021,570

Liabilities In Excess of Other Assets - -0.68%		(881,749)

TOTAL NET ASSETS - 100.00%		130,139,822

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2018.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2018

	Shares	Value
Corporate Bonds - 35.81%

Trust Certificates - 29.38%
Apollo Global Mgmt LLC Pfd Ser 6.375% (a)	24,000	604,080
Capitala Fin Corp Convertible Nt 5/31/22 (a)	22,000	543,840
Capital Southwest Corporation 5.95 12/15/22 (a)	23,000	585,341
Eagle Point Credit Company Inc. 7.75% 6/30/22 (a)	17,000	431,290
Eagle Point Credit Company Inc. 6.6875% 04/30/28	5,000	124,550
Great Elm Capital Corp. 6.5% 09/18/2022	20,000	513,494
KKR Financial Holdings 6.75 12/31/49 (a)	20,000	526,000
Landmark Infrastructure Partner 7% Perp (a)	28,000	645,400
Legg Mason, Inc. 6.375 03/15/56	20,000	517,400
MVC Capital, Inc. 6.25% 11/30/2022	30,000	761,400
AllianzGI Convertible & Income 5.500% Perp A (a)	15,000	373,050
PennyMac Mortgage Investment Trust (a)	15,000	374,100
Prudential Financial, Inc. 5.625% Pfd	5,000	123,850
Prospect Capital Corp. 6.25 06/15/2018 (a)	15,200	379,392
Saratoga Invt Corp 6.750 12/30/23 Pfd	30,000	770,100
Stellus Capital Investment Corporation 5.75 09/15/2022	14,306	359,081
AT&T Inc. 5.625% Pfd (a)	15,000	371,400
THL Credit, Inc. 6.75% 11/15/21 Pfd	18,200	462,462
TriplePoint Venture Growth BDC Corp. 5.75 7/15/2022	15,000	375,236
		8,841,465

Direct Debt - 6.43%
Apple Inc 2.4% 5/3/2023 (a)	1,000,000	961,417
Intel Corp Note Call Make Whole 2.35% 05/11/2022	1,000,000	972,708
		1,934,125

TOTAL CORPORATE BONDS (Cost $10,823,361)		10,775,590

Investment Companies - 37.79%

Closed-End Income Funds - 24.57%
Aberdeen Asia-Pacific Income Fund, Inc. (a)	332,000	1,374,480
BlackRock Credit Allocation Income Trust IV	100,000	1,224,000
iShares iBonds Dec 2022 Term Corp ETF	10,000	243,301
MFS Intermediate Income Trust (a)	355,000	1,334,800
Vanguard S/T Corporate Bond ETF (a)	10,000	781,600
Western Asset Intermediate Muni Fund Inc.	65,000	549,900
Western Asset/Claymore Inflation Lkd Sec Inc Fd	47,000	529,220
Western Asset/Claymore Inflation-Linked Opportunities	125,000	1,355,000
		7,392,301

Closed-End Funds, Senior Securities - 13.23%
Gabelli Dividend & Income Trust Preferred A (a)	15,500	395,405
Gabelli Dividend & Income Trust Preferred D (a)	14,000	357,420
Gabelli Equity Trust, Inc. 5.45 12/31/49 (a)	12,000	300,335
Gabelli Global Small and Mid Cap Value Trust 5.45 12/31/49 (a)	14,000	348,810
Gabelli Utility Trust 5.375% 12/31/49 (a)	25,000	619,315
GDL 4.0% 03/26/25 (a)	30,000	1,539,000
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49 (a)	16,500	420,668
		3,980,952

TOTAL INVESTMENT COMPANIES (Cost $11,654,332)		11,373,253

Traditional Preferred - 7.29%
Capital One Financial Corp. Dep. Pfd. Series F 6.2% (a)	11,000	283,250
Citigroup Inc. 6.3% 12/31/49 Pfd	7,000	182,420
Oaktree Capital Group 6.550% Series B Preferred	24,000	596,880
Oaktree Capital Group 6.625% Series A Preferred	4,000	100,160
State Street Corp. 6% 12/31/49 Pfd (a)	15,000	383,400
Wells Fargo & Co. 6% 12/31/49 (a)	25,000	646,750
		2,192,860

TOTAL TRADITIONAL PREFERRED (Cost $2,156,242)		2,192,860

REIT Senior Securities - 13.03%
Braemar Hotels & Resorts Inc. 5.5% 06/11/2020 @25.00 (a)	49,000	928,550
Colony Northstar 7.125% (a)	12,000	272,880
Digital Realty Trust, Inc. Preferred Series G (a)	10,000	246,100
EPR Properties 5.75 Perp (a)	6,000	140,400
Great Ajax Corp. 7.25% 4/30/24	15,000	376,454
Pebblebrook Hotel Tr Pfd Ser C 6.50% (a)	10,000	245,000
Summit Hotel Properties, Inc. 6.45% 12/31/49 (a)	30,000	738,252
UMH Properties INC. 6.375 Perp Pfd (a)	16,200	385,560
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd (a)	23,000	588,800
		3,921,996

TOTAL REIT SENIOR SECURITIES (Cost $3,807,553)		3,921,996

Money Market Funds - 4.45%
First American Funds Government Obligation Class Y 0.89% (b)	1,338,944	1,338,944
		1,338,944

TOTAL MONEY MARKET FUNDS (Cost $1,338,944)		1,338,944

TOTAL INVESTMENTS (Cost $29,780,432) 98.38%		29,602,643

Other Assets In Excess of Liabilities - 1.62%		486,983

TOTAL NET ASSETS - 100.00%		30,089,625

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2018.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2018

	Shares	Value
Common Stocks - 65.3%

Aerospace & Defense - 1.51%
Kratos Defense & Security Solutions, Inc. (a)	18,000	266,040
		266,040

Auto Components - 1.49%
Magna International Inc. (a)	5,000	262,650
		262,650

Banks - 4.55%
Regions Financial Corporation (a)	25,000	458,750
Signature Bank	3,000	344,520
		803,270

Biotechnology - 1.77%
Celgene Corp.	3,500	313,215
		313,215

Building Products - 2.01%
Alpha Pro Tech Ltd (a)	100,000	355,000
		355,000

Capital Markets - 9.31%
Capitala Finance Corp (a)	45,000	391,950
Medallion Financial Corp.	70,000	465,500
Manning & Napier, Inc. (a)	165,000	486,750
MVC Capital, Inc. (a)	31,000	299,150
		1,643,350

Chemicals - 2.47%
Platform Specialty Products Corporation	35,000	436,450
		436,450

Construction & Engineering - 1.81%
Granite Construction Incorporated (a)	7,000	319,900
		319,900

Diversified Financial Services - 1.92%
Lincoln National Corporation (a)	5,000	338,300
		338,300

Electrical Equipment - 6.71%
Associated Capital Group, Inc. (a)	10,000	425,500
Capstone Turbine Corp. (a)	135,000	135,000
Enphase Energy, Inc.	70,000	339,500
Revolution Lighting Technologies, Inc. (a)	100,000	284,000
		1,184,000

Electronic Equipment, Instruments & Components - 6.81%
Iteris, Inc (a)	70,000	376,600
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	825,000
		1,201,600

Energy Equipment & Services-0.76%
Covia Holdings Corporation (a)	15,000	134,550
		134,550

Food Products - 1.15%
Nomad Foods Ltd.	10,000	202,600
		202,600

Health Care Providers & Services - 1.13%
McKesson Corporation (a)	1,500	198,975
		198,975

Household Durables-1.15%
Newell Brands, Inc. (a)	10,000	203,000
		203,000

IT Services - 4.95%
Edgewater Technology Inc. (a) (e) (f)	12,000	60,240
First Data Corp	20,000	489,400
Xerox Corp. (a)	12,000	323,760
		873,400

Insurance - 1.18%
Genworth Financial, Inc. (a)	50,000	208,500
		208,500

Machinery - 4.52%
Mueller Water Products (a)	10,000	115,100
Rexnord Corp.	10,000	308,000
Xylem, Inc. (a)	2,000	159,740
Lydall, Inc.	5,000	215,500
		798,340

Media - 0.96%
Viacom, Inc. Class B (a)	5,000	168,800
		168,800

Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 2.9%
Southwestern Energy Co.	100,000	511,000
		511,000

Pharmaceuticals - 3.72%
Merck & Co., Inc. (a)	5,000	354,700
Roche Holding Ltd.	10,000	301,600
		656,300

Semiconductors & Semiconductor Equipment - 0.48%
NXP Semiconductors NV	1,000	85,500
		85,500

Specialty Retail - 0.91%
Office Depot, Inc. (a)	50,000	160,500
		160,500

Textiles, Apparel & Luxury Goods - 1.13%
Lakeland Industries, Inc. (a)	15,000	199,500
		199,500

TOTAL COMMON STOCKS (Cost $9,460,530)		11,524,740

Traditional Preferred - 3.94%
Virtus Investment Partners, Inc. 7.25 02/01/20 (a)	7,000	694,960
		694,960

TOTAL TRADITIONAL PREFERRED (Cost $676,290)		694,960

Investment Companies - 15.41%
Boulder Growth & Income Fund, Inc.	50,000	560,500
Dividend and Income Fund	58,000	691,940
Equus Total Return, Inc.	175,000	348,250
Gabelli Global Deal Fund	50,000	454,365
The Gabelli Healthcare & Wellness Trust	40,000	440,800
Special Opportunities Fund, Inc.	15,000	226,199
		2,722,054

TOTAL INVESTMENT COMPANIES (Cost $2,324,990)		2,722,054

Money Market Funds - 15.4%
First American Funds Government Obligation Class Y 0.89% (b)	2,717,420.79	2,717,420.79
		2,717,421

TOTAL MONEY MARKET FUNDS (Cost $2,717,421)		2,717,421

TOTAL INVESTMENTS (Cost $15,179,231) 100.05%		17,659,174

Liabilities In Excess of Other Assets - -0.05%		(9,395)

TOTAL NET ASSETS - 100.00%		17,649,780

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2018.
(c) The Portfolio Manager of this fund serves on the Board of Directors for this company.
(d) A former Portfolio Manager of the MicroCap Fund, that currently acts as a consultant to the adviser, serves on the Board of Directors for this company.
(e) The CEO of the adviser serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2018 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$29,779,343	$336,543	$ (513,243)	$(176,700)
Ancora/Thelen Small-Mid Cap Portfolio	$111,254,003	$23,425,292	$ (3,657,725)	$19,767,567
Ancora MicroCap Portfolio	$22,247,353	$4,366,930	$ (2,514,607)	$1,852,323
Ancora Special Opportunities Portfolio	$15,179,231	$3,274,897	$ (794,954))	$2,479,943

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 29,602,643	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 29,602,643	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 131,021,570	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 131,021,570	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 24,099,675	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 24,099,675	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 17,659,174	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 17,659,174	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

     Bradley Zucker

     President, Treasurer and Secretary

Date: November 28, 2018